ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2025
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of company major subsidiaries

As of December 31, 2025, the Company’s major subsidiaries were as follows:

			Percentage of
	Place of	Date of	beneficial
	Incorporation	incorporation	ownership	Principal Activities
Major subsidiaries:
Chagee Holdings Pte. Ltd. (“Chagee Holdings Singapore”)	Singapore	June 9, 2023	100%	Investing holding company
Chagee Investment Pte. Ltd. (“Chagee Investment”)	Singapore	June 30, 2023	100%	Investing holding company
Beijing Chagee Catering Management Co., Ltd. (“Beijing Chagee”)	PRC	December 11, 2020	100%	Investing holding company
Sichuan Chagee Enterprise Management Co., Ltd.	PRC	March 24, 2021	100%	Franchise business
Sichuan Chayudao Enterprise Management Co., Ltd.	PRC	May 11, 2023	100%	Supply chain product sales
Chagee (Shanghai) Brand Management Co., Ltd.	PRC	January 8, 2024	100%	Brand, Marketing and Management
Chagee (Shanghai) Information Technology Co., Ltd.	PRC	September 23, 2024	100%	Information Technology Services